Restatement Of Previously Issued Financial Statements (Tables)	4 Months Ended
Dec. 31, 2020
Restatement [Abstract]
Summary of restatement of previously issued financial statements	The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash or investments held in the trust account.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of November 23, 2020 (audited)
Warrant Liability	$—	$1,598,233	$1,598,233
Total Liabilities	3,167,722	1,598,233	4,765,955
Ordinary Shares Subject to Possible Redemption	74,121,170	(1,598,233)	72,522,937
Class A Ordinary Shares	100	18	118
Additional Paid-in Capital	5,004,636	107,501	5,112,137
Accumulated Deficit	(4,961)	(107,519)	(112,480)
Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$3,404,014	$3,404,014
Total Liabilities	3,510,148	3,404,014	6,914,162
Ordinary Shares Subject to Possible Redemption	85,264,880	(3,404,020)	81,860,860
Class A Ordinary Shares	111	34	145
Additional Paid-in Capital	5,440,915	1,681,045	7,121,960
Accumulated Deficit	(441,255)	(1,681,073)	(2,122,328)
Shareholders’ Equity	5,000,001	6	5,000,007
Period from August 20, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$1,573,554	$1,573,554
Allocation of initial public offering costs	—	107,519	107,519
Net loss	(441,255)	(1,681,073)	(2,122,328)
Weighted average shares outstanding of Class A redeemable ordinary shares	8,326,328	(144,993)	8,181,335
Weighted average shares outstanding of Class B non-redeemable ordinary shares	2,414,403	46,692	2,461,095
Basic and diluted net loss per share, Class B	(0.18)	(0.68)	(0.86)
Cash Flow Statement for the Period from August 20, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(441,255)	$(1,681,073)	$(2,122,328)
Allocation of initial public offering costs	—	107,519	107,519
Change in fair value of warrant liability	—	1,573,554	1,573,554
Initial classification of warrant liability	—	1,830,460	1,830,460
Initial classification of common stock subject to possible redemption	74,121,170	(1,598,233)	72,522,937
Change in value of common stock subject to possible redemption	(436,290)	(1,993,560)	(2,429,850)